OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (88,284)	$ (131,172)	$ (114,583)
Finance expense	(88,284)	(131,172)	(114,583)
Interest income	29,071	21,236	19,408
Finance income	29,071	21,236	19,408
Net foreign exchange (loss) gain	(136,897)	(177,645)	(65,479)
Inflation adjustment results (Note 4 (cc))	117,956	191,427	0
Change in fair value of financial assets	0	0	(1,057)
Others	(9,984)	15,837	(7,511)
Other financial income (expenses), net	(39,756)	(69,640)	(69,915)
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ (10,831)	$ (99,259)	$ 4,132